AMENDMENT NO. 1 TO

INVESTMENT MANAGEMENT AGREEMENT

AMENDMENT made as of January 1, 2019 (the “Amendment”) to the Investment Management Agreement dated as of the 12th day of February, 2014 (the “Agreement”), between Evanston Capital Management, LLC, a Delaware limited liability company (the “Adviser”), and Evanston Alternative Opportunities Fund, a Delaware statutory trust (the “Fund”). Except as otherwise defined in this Amendment, terms not defined herein shall have the meanings ascribed to such terms in the Agreement.

WITNESSETH:

WHEREAS, pursuant to the Agreement, the Fund has retained the Adviser to act as investment adviser and provide investment advisory services, subject to the supervision of the Fund’s Board of Trustees, subject to the terms and conditions set forth in the Agreement;

WHEREAS, the parties desire to amend the Agreement as hereinafter set forth.

NOW, THEREFORE, in consideration of the premises and for other good and valuable consideration, the parties agree as follows:

1.	Paragraph 6 of the Agreement is hereby amended and restated in its entirety with the following:

6. Compensation.

(a) As compensation for the services performed and the facilities and personnel provided by the Adviser pursuant to this Agreement, the Fund will pay the Adviser quarterly in arrears a fee, calculated at the annual rate of 1.00% of the aggregate value of the Fund’s outstanding shares determined as of the last calendar day of each month (before any repurchases and prior to the fee being calculated). If the Adviser shall serve hereunder for less than the whole of any quarter, the fee hereunder shall be prorated according to the proportion that such period bears to the full quarter and shall be payable within 30 days after the end of the relevant quarter or the date of termination of this Agreement, as applicable. The value of the net assets of the Fund shall be determined pursuant to the applicable provisions of the declaration of trust of the Fund, the Fund’s valuation procedures, and its Registration Statement, each as amended from time to time. If the determination of the net asset value of the Fund has been suspended for a period including the end of any quarter when the Adviser’s compensation is payable pursuant to this paragraph, then the Adviser’s compensation payable with respect to such quarter shall be computed on the basis of the value of the net assets of the Fund as last determined (whether during or prior to such quarter).

2.	Except as specifically amended hereby, the Agreement, as amended and supplemented to date, remains in full force and effect.

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IN WITNESS WHEREOF, the parties hereto have caused this Amendment to the Agreement to be executed by their respective duly authorized officers as of the date first above written.

EVANSTON CAPITAL MANAGEMENT, LLC

By:  /s/ Kenneth A. Meister

Name:  Kenneth A. Meister

Title:  President & Chief Operating Officer

EVANSTON ALTERNATIVE OPPORTUNITIES FUND

By:  /s/ Scott Zimmerman

Name:  Scott Zimmerman

Title:  Secretary